PROVISIONS - VAT on Replacement SIMs (Details) - VAT on Replacement SIMs - Banglalink Digital Communications Limited ৳ in Millions, $ in Millions	Nov. 20, 2017 BDT (৳)	Aug. 13, 2015	Apr. 18, 2015 BDT (৳) item	Apr. 01, 2012 BDT (৳) item	Dec. 31, 2017 USD ($)	Nov. 20, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 18, 2015 USD ($)	Apr. 01, 2012 USD ($)
PROVISIONS
Legal provisions | $					$ 11		$ 11
NBR
PROVISIONS
Unpaid SIM tax				৳ 7,740					$ 94
Number of random SIM cards purchased by NBR				5
Total number of SIM cards issued				7,021,834
Number of other operators that received notices				3
Percentage of exposure of the original demand				8.50%
Assessed SIM tax liability				৳ 7,620					$ 92
LTU
PROVISIONS
Unpaid SIM tax	৳ 1,690					$ 20
Number of random SIM cards purchased by Review Committee				1,200
Percentage of incorrectly registered SIM cards				4.83%
Number of SIM cards incorrectly issued			6,887,633
SIM tax payable on incorrectly issued SIM cards			৳ 5,320					$ 64
Percentage of SIM tax deposited	10.00%	10.00%